Taxes (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Provision for allocation of PIS and Cofins credits, beginning	R$ 1,909,775
Transfer to sectorial financial liabilities	(1,182,915)	R$ (1,462,673)
Provision for allocation of PIS and Cofins credits, ending	1,000,588	1,909,775
Current provision for allocation of PIS and COFINS credits	580,000	R$ 0
Non-Current provision for allocation of PIS and COFINS credits	R$ 1,000,588